                                                                                                                           Eaton Vance Management

                                                                                                                           Two International Place

                                                                                                                           Boston, MA  02110

                                                                                                                           (617)482-8260

                                                                                                                                                                                 www.eatonvance.com

CERTIFICATION

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 2-27962) certifies (a) that the forms of prospectus and statement of additional information dated March 1, 2011 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 109 (“Amendment No. 109”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 109 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-11-000182) on February 24, 2011.

Eaton Vance Short Term Real Return Fund

                                                                                                 EATON VANCE SPECIAL INVESTMENT TRUST

                                                                                                 By:  /s/ Maureen A. Gemma

                                                                                                          Maureen A. Gemma

                                                                Secretary

Date: March 1, 2011